Segment Information - Schedule of Operating Results by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net interest income (loss)	$ 243,759	$ 238,086	$ 227,632
Provision for (recovery of) loan losses	8,557	(5,101)	4,990
Other income (loss)	80,635	78,731	77,551
Gain (Loss) on Sale of Investments	1,821	0	0
Other Noninterest Expense	188,724	190,627	179,267
Depreciation, Amortization and Accretion, Net	8,644	8,396	7,347
Other expense	197,368	199,023	186,614
Income (loss) before taxes	118,469	122,895	113,579
Income taxes (benefit)	34,227	36,760	32,567
Net income	84,242	86,135	81,012
Assets	7,537,620	7,467,586	7,311,354
Loans	5,372,483	5,271,857	5,068,085
Total deposits	5,817,326	5,521,956	5,347,642
Totals For Reportable Segments [Member]
Segment Reporting Information [Line Items]
Net interest income (loss)	243,171	238,224	227,393
Other Noninterest Expense	179,919	180,896	169,295
Depreciation, Amortization and Accretion, Net	8,644	8,396	7,347
Income taxes (benefit)	36,922	41,117	37,238
Assets	7,524,830	7,447,148	7,299,098
Total deposits	5,900,125	5,634,008	5,451,920
PNB
Segment Reporting Information [Line Items]
Net interest income (loss)	235,243	227,576	220,879
Provision for (recovery of) loan losses	9,898	2,611	7,665
Other income (loss)	77,126	74,803	75,188
Other expense	180,275	177,562	167,476
Income (loss) before taxes	122,196	122,206	120,926
Income taxes (benefit)	34,881	37,755	36,581
Net income	87,315	84,451	84,345
Assets	7,467,851	7,389,538	7,229,764
Loans	5,339,255	5,234,828	5,029,072
Total deposits	5,896,676	5,630,199	5,447,293
GFSC
Segment Reporting Information [Line Items]
Net interest income (loss)	5,839	5,874	6,588
Provision for (recovery of) loan losses	1,917	1,887	1,415
Other income (loss)	40	(1)	2
Other expense	3,036	4,457	2,984
Income (loss) before taxes	926	(471)	2,191
Income taxes (benefit)	666	(164)	768
Net income	260	(307)	1,423
Assets	32,077	32,268	35,793
Loans	33,385	32,661	35,469
Total deposits	3,449	3,809	4,627
SEPH
Segment Reporting Information [Line Items]
Net interest income (loss)	2,089	4,774	(74)
Provision for (recovery of) loan losses	(3,258)	(9,599)	(4,090)
Other income (loss)	404	2,974	1,848
Other expense	5,252	7,273	6,182
Income (loss) before taxes	499	10,074	(318)
Income taxes (benefit)	1,375	3,526	(111)
Net income	(876)	6,548	(207)
Assets	24,902	25,342	33,541
Loans	10,891	12,354	15,153
Total deposits	0	0	0
All Other
Segment Reporting Information [Line Items]
Net interest income (loss)	588	(138)	239
Provision for (recovery of) loan losses	0	0	0
Other income (loss)	3,065	955	513
Other expense	8,805	9,731	9,972
Income (loss) before taxes	(5,152)	(8,914)	(9,220)
Income taxes (benefit)	(2,695)	(4,357)	(4,671)
Net income	(2,457)	(4,557)	(4,549)
Assets	12,790	20,438	12,256
Loans	(11,048)	(7,986)	(11,609)
Total deposits	(82,799)	(112,052)	(104,278)
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net interest income (loss)	1,500	2,164	2,561
Other Noninterest Expense	0	0	0
Depreciation, Amortization and Accretion, Net	0	0	0
Income taxes (benefit)	0	0	0
Assets	(14,679)	(9,204)	(13,557)
Total deposits	(82,799)	(112,052)	(104,278)
Parent Co Gfsc Totals Not Eliminated [Member]
Segment Reporting Information [Line Items]
Net interest income (loss)	(912)	(2,302)	(2,322)
Other Noninterest Expense	8,805	9,731	9,972
Depreciation, Amortization and Accretion, Net	0	0	0
Income taxes (benefit)	(2,695)	(4,357)	(4,671)
Assets	27,469	29,642	25,813
Total deposits	$ 0	$ 0	$ 0